Share-Based Compensation - Schedule of Fair value Measurements Inputs (Details) - Level 3 Fair Value Measurements Inputs [Member]	Aug. 01, 2024 $ / shares
Schedule of Fair value Measurements Inputs [Line Items]
Stock price ($) (in Dollars per share)	$ 4.77
Dividend yield	0.00%
Minimum [Member]
Schedule of Fair value Measurements Inputs [Line Items]
Volatility	54.36%
Time to maturity (in year)	3 years 1 month 9 days
Risk free rate	3.93%
Maximum [Member]
Schedule of Fair value Measurements Inputs [Line Items]
Volatility	69.03%
Time to maturity (in year)	10 years
Risk free rate	3.98%